Schedule of investments

Delaware Investments® National Municipal Income Fund

December 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 143.75%			Municipal Bonds (continued)
Corporate Revenue Bonds - 15.44%			Corporate Revenue Bonds (continued)
Buckeye, Ohio Tobacco			Suffolk County, New York
Settlement Financing			Tobacco Asset
Authority			Securitization
(Asset-Backed Senior			Series B 5.00% 6/1/32	750,000	$789,270
Turbo) Series A-2 5.875%			Tobacco Settlement Financing
6/1/47	2,000,000	$2,009,280	Corporation, Louisiana
Central Plains Energy Project			Asset-Backed Note
Revenue, Nebraska			Series A 5.25% 5/15/35	460,000	505,512
(Project No. 3)			Tobacco Settlement Financing
Series A 5.00% 9/1/36	225,000	297,214	Corporation, New Jersey
Commonwealth Financing			Series A 5.00% 6/1/46	130,000	147,852
Authority Revenue,			Series B 5.00% 6/1/46	335,000	373,394
Pennsylvania			TSASC Revenue, New York
(Tobacco Master			(Settlement) Series A
Settlement Payment)			5.00% 6/1/41	60,000	67,283
4.00% 6/1/39 (AGM)	1,015,000	1,122,590	Valparaiso, Indiana
Florida Development Finance			(Pratt Paper Project) 7.00%
Surface Transportation			1/1/44 (AMT)	240,000	278,981
Facilities Revenue
(Virgin Trains USA					10,314,991
Passenger Rail Project)			Education Revenue Bonds - 26.22%
Series A 144A 6.50%			Arizona Industrial
1/1/49 (AMT)#•	475,000	452,556	Development Authority
Golden State Tobacco			Revenue
Securitization, California			(American Charter Schools
Series A-1 5.00% 6/1/47	250,000	258,585	Foundation Project) 144A
Louisiana Local Government			6.00% 7/1/47 #	330,000	379,048
Environmental Facilities &			California Educational
Community Development			Facilities Authority Revenue
Authority			(Loma Linda University)
(Westlake Chemical)			Series A 5.00% 4/1/47	500,000	581,185
Series A 6.50% 8/1/29	645,000	663,731	(Stanford University)
Series A-1 6.50% 11/1/35	255,000	265,032	Series V-1 5.00% 5/1/49	1,000,000	1,535,710
M-S-R Energy Authority,			East Hempfield Township,
California Gas			Pennsylvania Industrial
Series B 6.50% 11/1/39	250,000	391,335	Development Authority
Series C 7.00% 11/1/34	1,000,000	1,532,010	(Student Services Income -
New York Transportation			Student Housing Project)
Development			5.00% 7/1/35	1,000,000	1,072,530
(Delta Air Lines, Inc. -			Health & Educational Facilities
LaGuardia Airport			Authority of the State of
Terminals C&D			Missouri
Redevelopment Project)			(St. Louis College of
4.00% 1/1/36 (AMT)	750,000	817,627	Pharmacy Project) 5.25%
Shoals, Indiana			5/1/33	500,000	538,295
(National Gypsum Project)			(Washington University)
7.25% 11/1/43 (AMT)	310,000	342,739	Series B 5.00% 11/15/30	600,000	641,592

(continues) NQ- OV9 [12/19] 2/20 (1080105) 1

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Education Revenue Bonds (continued)			Education Revenue Bonds (continued)
Illinois Finance Authority			Phoenix, Arizona Industrial
Revenue			Development Authority
(CHF- Chicago, L. L. C. -			Revenue
University Of Illinois at			(Rowan University Project)
Chicago Project) Series A			5.00% 6/1/42	1,000,000	$1,064,370
5.00% 2/15/50	460,000	$514,790	Pima County, Arizona
(Chicago International			Industrial Development
Charter School Project)			Authority Education
5.00% 12/1/47	535,000	587,874	Revenue
Louisiana Public Facilities			(Edkey Charter School
Authority Revenue			Project) 6.00% 7/1/48	500,000	503,015
(Provident Group-Flagship			Private Colleges & Universities
Properties) Series A 5.00%			Authority Revenue, Georgia
7/1/56	500,000	567,225	(Mercer University) Series A
Massachusetts Development			5.00% 10/1/32	135,000	141,241
Finance Agency			Swarthmore Borough
(Umass Boston Student			Authority, Pennsylvania
Housing Project) 5.00%			(Swarthmore College
10/1/48	285,000	320,924	Project) 5.00% 9/15/32	490,000	555,817
Montgomery County,			Troy, New York Capital
Pennsylvania Higher			Resource Revenue
Education & Health			(Rensselaer Polytechnic)
Authority Revenue			Series A 5.125% 9/1/40	600,000	615,696
(Arcadia University) 5.25%			University of California
4/1/30	550,000	554,158	Series AI 5.00% 5/15/32	1,000,000	1,127,050
New Hope, Texas Cultural			Series AZ 5.25% 5/15/58	465,000	571,401
Education Facilities			University of Texas System
(Chief-Collegiate Housing-			Revenue Financing System
Tarleton St. ) Series A			Bonds
5.00% 4/1/34	1,000,000	1,079,930	Series B 5.00% 8/15/49	1,000,000	1,529,920
New York City, New York Trust			Wyoming Community
For Cultural Resources			Development Authority
(Whitney Museum of			Student Housing Revenue
American Art) 5.00%			(CHF-Wyoming LLC)
7/1/31	500,000	518,420	6.50% 7/1/43	250,000	260,900
New York State Dormitory
Authority					17,515,625
(Columbia University)			Electric Revenue Bonds - 3.94%
5.00% 10/1/41	600,000	628,062	JEA Electric System Revenue,
Pennsylvania State University			Florida
Series A 5.00% 9/1/47	1,000,000	1,200,750	Series A 5.00% 10/1/33	355,000	396,716
Philadelphia, Pennsylvania			Long Island Power Authority,
Authority for Industrial			New York Electric System
Development			Revenue
(1st Philadelphia			5.00% 9/1/47	305,000	361,962
Preparatory College)			Series A 5.00% 9/1/44	250,000	282,643
Series A 7.25% 6/15/43	370,000	425,722	Series B 5.00% 9/1/46	130,000	152,147

2 NQ- OV9 [12/19] 2/20 (1080105)

(Unaudited)

		Principal	Value		Principal	Value
		Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)				Municipal Bonds (continued)
Electric Revenue Bonds (continued)				Healthcare Revenue Bonds (continued)
Municipal Electric Authority of				California Health Facilities
Georgia (Plant Vogtle Units				Financing Authority
3 & 4 Project)				Revenue
Series A 5.00% 1/1/56		400,000	$461,148	(Kaiser Permanente)
Philadelphia, Pennsylvania				Series A-2 4.00% 11/1/44	460,000	$508,378
Gas Works Revenue				Series A-2 5.00% 11/1/47	400,000	595,992
(1998 General Ordinance				California Statewide
Fifteenth Series) 5.00%				Communities Development
8/1/47		500,000	583,025	Authority
Puerto Rico Electric Power				(Loma Linda University
Authority Revenue				Medical Center) Series A
Series CCC 5.25%				144A 5.25% 12/1/56 #	760,000	854,263
7/1/27	‡	215,000	163,937	Capital Trust Agency, Florida
Series WW 5.00% 7/1/28 ‡		305,000	231,800	(Tuscan Gardens Senior
			2,633,378	Living Center) Series A
				7.00% 4/1/49	375,000	368,535
Healthcare Revenue Bonds - 31.47%				Colorado Health Facilities
Alabama Special Care				Authority Revenue
Facilities Financing				(CommonSpirit Health)
Authority-Birmingham				Series A-2 5.00% 8/1/44	1,000,000	1,179,420
Alabama				(Healthcare Facilities -
(Methodist Home for the				American Baptist) 8.00%
Aging) 6.00% 6/1/50		500,000	564,170	8/1/43	330,000	372,969
Allegheny County Hospital,				(Sanford Health) Series A
Pennsylvania Development				5.00% 11/1/44	500,000	601,960
Authority				Cuyahoga County, Ohio
(Allegheny Health Network				Hospital Revenue
Obligated Group Issue)				(The Metrohealth System)
Series A 4.00% 4/1/44		300,000	321,312	5.50% 2/15/57	1,000,000	1,164,440
Arizona Industrial				Idaho Health Facilities
Development Authority				Authority Revenue
Revenue				(St. Luke’s Health System
(Great Lakes Senior Living				Project) Series A 5.00%
Communities LLC Project)				3/1/33	1,250,000	1,511,850
Series A 5.00% 1/1/54		190,000	211,521	Kalispell, Montana
Series B 5.00% 1/1/49		70,000	76,237	(Immanuel Lutheran
Series B 5.125% 1/1/54		85,000	92,688	Corporation Project)
Berks County, Pennsylvania				Series A 5.25% 5/15/37	700,000	760,977
Industrial Development				Maine Health & Higher
Authority Revenue				Educational Facilities
(Tower Health Project)				Authority Revenue
5.00% 11/1/50		1,000,000	1,135,550	(Maine General Medical
Brookhaven Development				Center) 6.75% 7/1/41	300,000	319,356
Authority Revenue, Georgia				Maryland Health & Higher
(Children’s Healthcare of				Educational Facilities
Atlanta) Series A 4.00%				Authority
7/1/49		30,000	33,391	(University Of Maryland
				Medical System Issue)
				Series D 4.00% 7/1/48	255,000	275,971

(continues) NQ- OV9 [12/19] 2/20 (1080105) 3

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Miami-Dade County, Florida			Palm Beach County Health
Health Facilities Authority			Facilities Authority, Florida
Revenue			(Sinai Residences Boca
(Nicklaus Children’s			Raton Project)
Hospital Project) 5.00%			Series A 7.25% 6/1/34	20,000	$22,424
8/1/47	200,000	$233,810	Series A 7.50% 6/1/49	105,000	117,914
Michigan Finance Authority			Palomar Health, California
Revenue			5.00% 11/1/39	130,000	147,973
(Beaumont Health Credit			Tarrant County, Texas Cultural
Group) 5.00% 11/1/44	1,000,000	1,141,680	Education Facilities Finance
Montgomery County Higher			(Buckner Senior Living -
Education & Health			Ventana Project) 6.75%
Authority Revenue			11/15/47	250,000	289,675
(Thomas Jefferson			Washington Health Care
University) 4.00% 9/1/49	750,000	812,287	Facilities Authority Revenue
Moon, Pennsylvania Industrial			(CommonSpirit Health)
Development Authority			Series A-2 5.00% 8/1/38	250,000	298,695
(Baptist Homes Society			Westminster, Maryland
Obligation) 6.125%			(Lutheran Village Millers
7/1/50	750,000	815,205	Grant) Series A 6.00%
New Hope, Texas Cultural			7/1/34	500,000	558,395
Education Facilities			Wisconsin Health &
(Cardinal Bay Inc. )			Educational Facilities
Series A1 5.00% 7/1/51	135,000	145,130	Authority
Series B 4.75% 7/1/51	160,000	164,133	(Covenant Communities,
New Jersey Health Care			Inc. Project) Series B
Facilities Financing			5.00% 7/1/53	1,000,000	1,066,690
Authority Revenue			Yavapai County, Arizona
(St. Peters University			Industrial Development
Hospital) 6.25% 7/1/35	300,000	316,509	Authority Revenue
(Valley Health System			(Yavapai Regional Medical
Obligated) 4.00% 7/1/44	475,000	530,433	Center) Series A 5.00%
New York State Dormitory			8/1/28	720,000	806,357
Authority
(Orange Regional Medical					21,017,102
Center) 144A 5.00%			Lease Revenue Bonds - 6.99%
12/1/35 #	500,000	585,430	California State Public Works
Orange County, Florida Health			Board Lease Revenue
Facilities Authority Revenue			(Various Capital Projects)
(Mayflower Retirement			Series A 5.00% 4/1/37	1,000,000	1,079,440
Center)			Idaho State Building Authority
5.00% 6/1/32	400,000	413,804	Revenue
5.00% 6/1/36	250,000	258,070	(Health & Welfare Project)
5.125% 6/1/42	750,000	773,303	Series A 5.00% 9/1/24	110,000	120,609
Oregon State Facilities			Metropolitan Pier &
Authority Revenue			Exposition Authority Illinois
(Peacehealth Project)			Revenue
Series A 5.00% 11/15/29	500,000	570,205	(Mccormick Place
			Expansion)
			4.00% 6/15/50	375,000	391,991
			5.00% 6/15/50	290,000	334,231

4 NQ- OV9 [12/19] 2/20 (1080105)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Lease Revenue Bonds (continued)			Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota State General			Metropolitan Transportation
Revenue Appropriations			Authority Revenue,
Series B 5.00% 3/1/29	1,000,000	$1,078,540	New York
New Jersey Economic			Series A 5.00%
Development Authority			11/15/41-21§	190,000	$204,423
Series WW 5.25% 6/15/30	1,000,000	1,146,070	(Unrefunded) Series A
Public Finance Authority,			5.00% 11/15/41-21§	310,000	333,532
Wisconsin Airport Facilities			Monroe County, New York
Revenue			Industrial Development
(AFCO Investors II			Revenue
Portfolio) 144A 5.75%			(Nazareth College
10/1/31 (AMT)#	500,000	519,650	Rochester Project) 5.50%
			10/1/41-21§	495,000	533,506
		4,670,531	Monroe County, Pennsylvania
Local General Obligation Bonds - 3.07%			Hospital Authority Revenue
Chicago Board of Education,			(Pocono Medical Center)
Illinois			Series A 5.00% 1/1/41-22§	500,000	536,920
5.00% 4/1/42	205,000	230,149	New York City, New York
5.00% 4/1/46	210,000	234,732	Water & Sewer System
Chicago, Illinois			Revenue
Series A 5.50% 1/1/34	225,000	255,040	5.00% 6/15/47-23§	160,000	181,358
Series A 5.50% 1/1/49	150,000	177,011	Oregon State Facilities
Series C 5.00% 1/1/38	500,000	550,550	Authority Revenue
District of Columbia			(Concordia University
			Project) Series A 144A
Series A 5.00% 6/1/37	500,000	605,230	6.125% 9/1/30-20#§	100,000	103,245
		2,052,712	Pennsylvania Turnpike
Pre-Refunded/Escrowed to Maturity Bonds - 7.20%			Commission Subordinate
Bowling Green, Ohio Student			(Motor License Fund)
Housing Revenue			Series B 5.00%
(CFP I State University			12/1/41-21§	260,000	279,430
Project) 6.00% 6/1/45-20§	260,000	265,242	Series B 5.00%
Central Texas Regional			12/1/41-21§	240,000	257,698
Mobility Authority Revenue					4,806,485
Senior Lien 6.00%			Special Tax Revenue Bonds - 15.25%
1/1/41-21§	520,000	544,866	Allentown, Pennsylvania
JEA Electric System Revenue,			Neighborhood
Florida			Improvement Zone
Series A 5.00%			Development Authority
10/1/33-23§	645,000	737,022	Revenue
Louisiana Public Facilities			(City Center Project) 144A
Authority Revenue			5.375% 5/1/42 #	175,000	197,019
(Ochsner Clinic Foundation			Guam Government Business
Project) 6.50%			Privilege Tax Revenue
5/15/37-21§	105,000	112,579	Series B-1 5.00% 1/1/42	540,000	560,974
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39-22§	650,000	716,664

(continues) NQ- OV9 [12/19] 2/20 (1080105) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)			Special Tax Revenue Bonds (continued)
Kansas City, Missouri			Regional Transportation
Redevelopment Authority			District, Colorado Tax
Revenue			Revenue
(Convention Centre Hotel			(Denver Transit Partners)
Project - TIF Financing)			6.00% 1/15/41	500,000	$509,985
Series B 144A 5.00%			Sales Tax Securitization,
2/1/40 #	135,000	$148,839	Illinois
Massachusetts Bay			Series A 5.00% 1/1/40	500,000	577,985
Transportation Authority			Wyandotte County, Kansas
Senior			City, Kansas Unified
Series A 5.25% 7/1/29	200,000	264,968	Government Special
Mosaic District, Virginia			Obligation Revenue
Community Development			(Sales Tax - Vacation Village
Authority Revenue			Project A) Series A 5.75%
Series A 6.875% 3/1/36	520,000	543,587	9/1/32	220,000	241,419
New Jersey Economic					10,187,155
Development Authority
Revenue			State General Obligation Bonds - 10.14%
(Cigarette Tax)			California State
5.00% 6/15/28	200,000	213,272	5.25% 11/1/40	320,000	331,018
5.00% 6/15/29	800,000	851,288	(Various Purposes)
New York State Dormitory			4.00% 10/1/44	500,000	574,770
Authority			5.00% 4/1/32	270,000	367,861
Series A 5.00%			5.00% 10/1/41	440,000	469,867
3/15/33-23§	1,000,000	1,127,340	5.00% 11/1/47	1,000,000	1,215,140
Northampton County,			Illinois State
Pennsylvania Industrial			5.00% 11/1/29	595,000	681,453
Development Authority			5.00% 5/1/36	90,000	97,559
Revenue			5.00% 11/1/36	1,170,000	1,311,312
(Route 33 Project) 7.00%			5.00% 2/1/39	160,000	171,952
7/1/32	205,000	229,840	Series A 5.00% 4/1/38	170,000	180,924
Port Authority of Allegheny
County, Pennsylvania			(Rebuild Illinois Program)
Special Revenue			Series B 4.00% 11/1/39	1,300,000	1,369,810
Transportation Refunding					6,771,666
5.75% 3/1/29	900,000	946,737	Transportation Revenue Bonds - 22.88%
Public Finance Authority,			Alameda Corridor, California
Wisconsin Airport Facilities			Transportation Authority
Revenue			(2nd Sub Lien) Series B
(American Dream @			5.00% 10/1/37	430,000	503,715
Meadowlands Project)			Atlanta, Georgia Department
144A 7.00% 12/1/50 #	380,000	454,647	of Aviation
Puerto Rico Sales Tax			Series B 5.00% 1/1/29	1,000,000	1,142,330
Financing Revenue
(Restructured)			California Municipal Finance
			Authority Mobile Home
Series A-1 4.75% 7/1/53	3,065,000	3,207,584	Park Revenue
Series A-1 5.00% 7/1/58	105,000	111,671	(LINXS APM Project)
			Series A 5.00% 12/31/47
			(AMT)	615,000	714,821

6 NQ- OV9 [12/19] 2/20 (1080105)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Transportation Revenue Bonds (continued)			Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare			South Jersey Port, New Jersey
International Airport			(Subordinated Marine
Revenue			Terminal Revenue)
(General-Senior Lien)			Series A 5.00% 1/1/49	85,000	$97,462
Series D 5.25% 1/1/34	1,000,000	$1,106,560	Series B 5.00% 1/1/42
Harris County, Texas Toll Road			(AMT)	85,000	98,115
Authority Revenue			Series B 5.00% 1/1/48
(Senior Lien) Series A			(AMT)	195,000	222,901
4.00% 8/15/48	500,000	553,445	St. Louis, Missouri Airport
Metropolitan Washington D.C.			Revenue
Airports Authority Dulles			(Lambert St. Louis
Toll Road Revenue			International) 5.00%
(Dulles Metrorail and			7/1/32 (AMT)	1,000,000	1,079,960
Capital Improvement			Texas Private Activity Bond
Projects)			Surface Transportation
Series B 3.00% 10/1/50			Corporate Senior Lien
(AGM)	330,000	322,869	Revenue
Series B 4.00% 10/1/49	510,000	558,261	(Blueridge Transportation
New Jersey Turnpike Authority			Group)
Series A 4.00% 1/1/48	1,000,000	1,125,670	5.00% 12/31/40 (AMT)	110,000	123,565
Series B 5.00% 1/1/40	250,000	302,703	5.00% 12/31/45 (AMT)	110,000	122,714
New Orleans, Louisiana			5.00% 12/31/50 (AMT)	160,000	177,789
Aviation Board			(LBJ Infrastructure)
Series B 5.00% 1/1/45			7.00% 6/30/40	285,000	292,553
(AMT)	1,000,000	1,118,460	7.50% 6/30/33	665,000	685,302
New York Liberty			(NTE Mobility Partners
Development Revenue			Segments 3 LLC Segment
(1 World Trade Center Port			3C Project) 5.00%
Authority Construction)			6/30/58 (AMT)	500,000	583,460
5.00% 12/15/41	500,000	534,320	(NTE Mobility Partners)
New York Transportation			6.75% 6/30/43 (AMT)	225,000	260,469
Development			7.00% 12/31/38 (AMT)	165,000	193,086
(La Guardia Airport)			Virginia Small Business
Series A 5.25% 1/1/50			Financing Authority
(AMT)	700,000	784,455	(Transform 66 P3 Project)
Pennsylvania Turnpike			5.00% 12/31/56 (AMT)	235,000	267,169
Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	561,295			15,285,850
Series A-1 5.00% 12/1/47	210,000	249,703	Water & Sewer Revenue Bonds - 1.15%
Port Authority of New York &			New York City, New York
New Jersey Special Project			Water & Sewer System
(JFK International Air			Revenue
Terminal)			(Unrefunded Balance)
6.00% 12/1/42	230,000	239,405	5.00% 6/15/47	185,000	205,679
6.50% 12/1/28	500,000	522,880
Salt Lake City, Utah Airport
Revenue
Series B 5.00% 7/1/42	625,000	740,413

(continues) NQ- OV9 [12/19] 2/20 (1080105) 7

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)	# Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. At Dec. 31, 2019, the aggregate value
Municipal Bonds (continued)			of Rule 144A securities was $3,694,697, which represents 5.53%
Water & Sewer Revenue Bonds (continued)			of the Fund’s net assets.
Philadelphia, Pennsylvania			¤ Tax-exempt obligations that contain a floating or variable interest
Water & Wastewater			rate adjustment formula and an unconditional right of demand to
Revenue			receive payment of the unpaid principal balance plus accrued interest
Series A 5.00% 7/1/45	500,000	$560,155	upon a short notice period (generally up to 30 days) prior to specified
		765,834	dates either from the issuer or by drawing on a bank letter of credit,
Total Municipal Bonds			a guarantee, or insurance issued with respect to such instrument.
(cost $89,734,505)		96,021,329	Each rate shown is as of Dec. 31, 2019.
§ Pre-refunded bonds. Municipal bonds that are generally backed or
Short-Term Investments - 0.45%			secured by US Treasury bonds. For pre-refunded bonds, the stated
Variable Rate Demand Notes - 0.45%¤			maturity is followed by the year in which the bond will be
Minneapolis-St. Paul			pre-refunded.
Metropolitan Housing &			° Principal amount shown is stated in USD unless noted that the security
Redevelopment Authority			is denominated in another currency.
Health Care Facilities			‡ Non-income producing security. Security is currently in default.
Revenue Series B			• Variable rate investment. Rates reset periodically. Rate shown reflects
(Children’s Health Care)			the rate in effect at Dec. 31, 2019. For securities based on a published
1.52% 8/15/25 (AGM)			reference rate and spread,the reference rate and spread are indicated
(SPA – US Bank N.A. )	200,000	200,000	intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
Mississippi Business Finance			LIBOR06M,etc. ) used in this report are identical for different securities,
Corporation Gulf			but the underlying reference rates may differ due to the timing of
Opportunity Zone Industrial			the reset period. Certain variable rate securities are not based on
Development Revenue
Series I (Chevron USA)			a published reference rate and spread but are determined by the
1.60% 11/1/35	100,000	100,000	issuer or agent and are based on current market conditions, or for mortgage-backed securities,are impacted by the individual mortgages
Total Short-Term			which are paying off over time. These securities do not indicate a
Investments			reference rate and spread in their description above.
(cost $300,000)		300,000
Summary of abbreviations:
Total Value of Securities - 144.20%			AGM - Insured by Assured Guaranty Municipal Corporation
(cost $90,034,505)		96,321,329	AMT - Subject to Alternative Minimum Tax
Liquidation Value of			ICE - Intercontinental Exchange
Preferred			LIBOR - London Interbank Offered Rate
Stock - (44.91%)		(30,000,000)	LIBOR03M - ICE LIBOR USD 3 Month
Receivables and Other			LIBOR06M - ICE LIBOR USD 6 Month
Assets Net of			N.A. - National Association
Liabilities - 0.71%		476,149	SPA - Stand-by Purchase Agreement
Net Assets Applicable to			USD - US Dollar
4,528,443 Shares
Outstanding - 100.00%		$66,797,478

8 NQ- OV9 [12/19] 2/20 (1080105)